Shareholders Equity (Unaudited) (USD $)	Common Stock Shares	Common Stock Amount	Accumulated Deficit	Total
Balance - December 31, 2009 at Dec. 30, 2009
Common shares issued for cash	$ 500,000	$ 500		$ 500
Net loss - December 31, 2010			(2,032)	(2,032)
Balance - December 31, 2010	500,000	500	(2,032)	(1,532)
Common shares issued for cash	169,850	16,985		16,985
Net loss - December 31, 2011			(8,414)	(8,414)
Balance - December 31, 2011	669,850	17,485	(10,446)	7,039
Common shares issued for cash	12,000	1,200		1,200
Net loss - June 30, 2012			$ (10,208)	$ (10,208)
Balance - June 30, 2012 at Jun. 30, 2012	681,850	18,685	(20,654)	(1,969)